Summary of Significant Accounting Policies and Going Concern (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Schedule of roll forward of the level 3 valuation financial instruments
Initial Fair Value of derivative recorded as discount		$ 78,471
Level 3 [Member]
Schedule of roll forward of the level 3 valuation financial instruments
Beginning Balance	$ 128,628	$ 258,296	$ 258,296
Initial Fair Value of derivative recorded as discount				85,000
Initial Fair Value of derivative recorded as expense				74,463
Charged to derivative expense on assignment and restatement of note			15,971
Classified as initial debt discount on assignment and restatement of note			62,500
Reduction of derivative recorded as gain on extinguishment upon conversions			(78,471)	(111,818)
Reclassifications of Fair Value of Warrant from equity				261,484
Fair value adjustments for the year				(50,833)
Warrant exercises (partial)			(138,430)
Fair Value adjustment - warrants			9,355
Fair Value adjustments - convertible note			(593)
Ending Balance			$ 128,628	$ 258,296